Inventory (Tables)	12 Months Ended
Apr. 30, 2018
Text block1 [abstract]
Summary of Inventory

	April 30, 2018	April 30, 2017
Carrying value of inventory:
Doré	$955	$922
Goods in transit	376	429
Work-in-process	662	377
Concentrate	595	189
Stockpile	118	196
Supplies	793	808

	$3,499	$2,921